American Fidelity Assurance Company and American Fidelity Separate Account
B (File No. 811-01187) hereby incorporate by reference the semi-annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of
1940 (the ?Act?).
Filer/Entity:
American Funds Insurance Series?
Fund/Portfolio Name: Washington Mutual Investors
FundSM
Fund/Portfolio Name: International Fund
File #:
811-03857
CIK #:
0000729528
Accession:
0000051931-22-00240
Date of Filing:
08/31/2022

Filer/Entity:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
File #:
811-07044
CIK #:
0000890064
Accession:
0000890064-22-000009
Date of Filing:
08/10/2022

Filer/Entity:
BNY Mellon Stock Index Fund, Inc.
File #:
811-05719
CIK #:
0000846800
Accession:
0000846800-22-000008
Date of Filing:
08/10/2022

Filer/Entity:
BNY Mellon Variable Investment Fund
Fund/Portfolio Name: Opportunistic Small Cap
Portfolio
File #:
811-05125
CIK #:
0000813383
Accession:
0000813383-22-000024
Date of Filing:
08/10/2022

Filer/Entity:
Vanguard? Variable Insurance Fund
Fund/Portfolio Name: Balanced Portfolio
Fund/Portfolio Name: Capital Growth Portfolio
Fund/Portfolio Name: Mid-Cap Index Portfolio
Fund/Portfolio Name: Total Bond Market Index
Portfolio
Fund/Portfolio Name: Total Stock Market Index
Portfolio with underlying Equity Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-22-095459
Date of Filing:
08/29/2022

These semi-annual reports are for the period ended June 30, 2022 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.
Any questions regarding this filing may be directed to Jennifer Wheeler at
(405) 416-7984.